Supplementry Financial Statement Information (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Supplementry Financial Statement Information (Details) [Line Items]
Percentage from europe	100.00%
Revenue recognized		$ 175
Deferred revenue	$ 387		$ 387
Vested restricted shares (in Shares)	55,202
Share option and warrants exercisable (in Shares)	1,500,317
Write Off [Member]
Supplementry Financial Statement Information (Details) [Line Items]
Other operating expenses	$ 229
Treasury Stock Method, and Share Options [Member]
Supplementry Financial Statement Information (Details) [Line Items]
Shares exercisable (in Shares)	11,539